Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Acquisitions

(4) Acquisitions

2018 Acquisitions

(a) EVO Payments International Corp. - Canada

In February 2018, a subsidiary of EVO, Inc. acquired the remaining 30% membership interest in EVO Payments International Corp.

- Canada (“EVO Canada”) from 7097794 Canada, Inc. for $0.9 million of contingent consideration. This transaction resulted in a reduction to members’ deficit and nonredeemable non-controlling interest of $0.4 million and $0.5 million, respectively. EVO Canada is presented in our North America segment.

(b) Nationwide Payment Solutions, LLC

In March 2018, a subsidiary of EVO, Inc. acquired the remaining 38% membership interest in Nationwide Payment Solutions, LLC (“NPS”) for an upfront payment of $16.9 million and contingent consideration of $3.8 million to be paid on March 23, 2019. This transaction resulted in a reduction to members’ deficit and nonredeemable non-controlling interest of $20.1 million and $0.6 million, respectively. NPS is presented in our North America segment.

(c) Liberbank, S.A.

In April 2018, a subsidiary of EVO, Inc. acquired a portion of the merchant acquiring assets of Liberbank, S.A and Banco de Castilla la Mancha, S.A. for €7.9 million ($9.5 million). This asset acquisition is presented in our Europe segment. Equipment and intangible assets acquired consist of card processing equipment, merchant contract portfolios, marketing alliance agreements, and trademarks with useful lives of 3 years, 5 years, 15 years, and 15 years, respectively.

(d) Nodus Technologies, Inc.

In May 2018, a subsidiary of EVO, Inc. completed the acquisition of 100% of the outstanding shares of Nodus Technologies, Inc. (“Nodus”) for $18.0 million. The total consideration includes a holdback liability of $0.8 million. Nodus is presented in our North America segment. The pro forma impact of this acquisition was not material to the Company’s historical consolidated operating results and is, therefore, not separately presented. Equipment and intangible assets consist of office equipment, computer software, merchant contract portfolios, trademarks, internally developed software, and non-competition agreements with useful lives of 5 to 7 years, 3 years, 15 years, 20 years, 10 years and 3 years, respectively.

2017 Acquisitions

(e) Sterling Payment Technologies, LLC

In January 2017, a subsidiary of EVO, Inc. completed the acquisition of 100% of outstanding units of Sterling Payment Technologies, LLC (“Sterling”) for $196.8 million, including deferred purchase price of $71.2 million, a holdback liability of $0.2 million and an estimated working capital adjustment of $0.3 million. The Company agreed to a deferred purchase price of $70.0 million which was paid in full in May 2018. Total costs incurred in connection with this acquisition were $1.3 million and are presented in selling, general and administrative expenses. Sterling is presented in our North America segment.

The table below presents the allocation of the purchase price of Sterling to the assets acquired and liabilities assumed based on their fair values.

As of the acquisition date
(In thousands)
Cash and cash equivalents	$601
Accounts receivable	945
Prepaid expenses and other	905
Inventory	851
Equipment and improvements	2,711
Intangibles - Trademarks	14,400
Intangibles - Internally developed software	7,300
Intangibles - Non-competition agreements	6,200
Intangibles - Merchant contract portfolios	27,300
Intangibles - Marketing alliance agreements	30,200
Accounts payable and accrued expenses	(2,626)

Total net fair value excluding goodwill	88,787
Goodwill	107,978

Total purchase price	$196,765

Intangible assets consist of an indefinite lived trade name, internally developed software, non-competition agreements, marketing alliance agreements and merchant contract portfolios with useful lives of 7 years, 2 to 4 years, 18 to 21 years, and 12 to 18 years, respectively. Multiple assets were acquired for each of the following classes of asset resulting in variability in the assets useful life: non-competition agreements, marketing alliance agreements and merchant contract portfolios. Acquired goodwill is expected to be tax deductible.

The Company views this acquisition as an important part of its long-term strategy of expanding the Company’s business domestically and the goodwill arising from the acquisition was attributable to strategic benefit and growth opportunities, including alternative sales channels and operating synergies that the Company expects to realize.

(f) Vision Payments Solutions, LLC

In March 2017, a subsidiary of EVO, Inc. acquired the remaining 25% membership interest in Vision Payments Solutions, LLC (“VPS”) from Vision Payments Solutions, Inc., resulting in a reduction to members’ deficit and nonredeemable non-controlling interest of $0.4 million. VPS is presented in our North America segment.

(g) Pineapple Payments, LLC

In April 2017, a subsidiary of EVO, Inc. acquired the remaining 75% of the units of Pineapple Payments, LLC (“Pineapple”) for $8.4 million, inclusive of contingent consideration of $0.7 million. Pineapple is presented in our North America segment. The pro forma impact of this acquisition was not material to the Company’s historical consolidated operating results and is, therefore, not presented. Intangible assets consist of merchant contract portfolios and marketing alliance agreements with useful lives of 7 years and 5 years, respectively.

(f) Zenith Merchant Services, LLC

In May 2017, a subsidiary of EVO, Inc. acquired the remaining 49% membership interest in Zenith Merchant Services, LLC (“Zenith”) for $9.2 million, inclusive of contingent consideration of $2.8 million. The transaction resulted in an increase to members’ deficit and reduction to nonredeemable non-controlling interest of $6.8 million and $2.4 million, respectively. Zenith is presented in our North America segment.

Predecessor
Acquisitions

(2) Acquisitions

2017 Acquisitions

(a) Sterling payment technologies

In January 2017, the Company completed the acquisition of 100% of the merchant acquiring business of Sterling Payment Technologies, LLC (“Sterling”) for $196.8 million. As of December 31, 2016, $125.0 million had been held in escrow and classified on the consolidated balance sheet as restricted cash to be used as consideration. The total consideration includes estimated deferred purchase price of $71.2 million, a holdback liability of $0.2 million and an estimated working capital adjustment of $0.3 million. The Company agreed to a deferred purchase price of $70.0 million which accrues interest at a rate of 5% per annum and is payable in quarterly installments of $5.0 million, plus accrued and unpaid interest, beginning September 30, 2017. Any remaining unpaid principal and interest is due in full on September 30, 2018. The deferred purchase price is subject to certain negative covenants, including a prohibition against certain distributions to the unit holders of EVO LLC until the deferred purchase price is paid in full. The Company may voluntarily prepay the deferred purchase price at any time, without premium, subject to the satisfaction of leverage incurrence test under the Senior Secured Credit Facilities. Total costs incurred in connection with this acquisition were $1.3 million and are presented in selling, general and administrative expenses. Sterling is presented in the North America segment.

The table below presents the allocation of the purchase price of Sterling to the assets acquired and liabilities assumed based on their fair values.

As of the acquisition date
(In thousands)
Cash and cash equivalents	$601
Accounts receivable	945
Prepaid expenses and other	905
Inventory	851
Equipment and improvements	2,711
Intangibles—Trademarks	14,400
Intangibles—Internally developed software	7,300
Intangibles—Non-competition agreements	6,200
Intangibles—Merchant contract portfolios	27,300
Intangibles—Marketing alliance agreements	30,200
Accounts payable and accrued expenses	(2,626)

Total net fair value excluding goodwill	88,787
Goodwill	107,978

Total purchase price	$196,765

Intangible assets consist of an indefinite lived trade name, internally developed software, non-competition agreements, marketing alliance agreements and merchant contract portfolios with useful lives of 7 years, 2 to 4 years, 18 to 21 years, and 12 to 18 years, respectively. Multiple assets were acquired for each of the following classes of asset resulting in variability in the assets useful life: non-competition agreements, marketing alliance agreements and merchant contract portfolios. Acquired goodwill is expected to be tax deductible.

The Company views this acquisition as an important part of its long-term strategy of expanding the Company’s business domestically and the goodwill arising from the acquisition was attributable to strategic benefit and growth opportunities, including alternative sales channels and operating synergies that the Company expects to realize.

Revenues and net income included in the consolidated statements of operations and comprehensive income (loss) from the date of acquisition through December 31, 2017 is $50.3 million and $0.9 million, respectively.

The unaudited pro forma revenues and net (loss) income for the years ended December 31, 2017 and 2016 if the acquisition of Sterling had occurred on January 1, 2016 are $504.7 million and $(40.2) million, and $460.0 million and $43.6 million, respectively. The pro forma adjustments include incremental amortization and depreciation expense, incremental interest expense associated with new long-term debt required to finance the acquisition as well as the deferred consideration, and tax expense associated with the fair value adjustments made in applying the acquisition-method of accounting.

(b) Vision Payments Solutions

In March 2017, a subsidiary of the Company acquired the remaining 25% membership interest in Vision Payments Solutions, LLC (“VPS”) from Vision Payments Solutions, Inc. This transaction resulted in a reduction to members’ deficit and nonredeemable non-controlling interest of $0.4 million. VPS is presented in the North America segment.

(c) Pineapple Payments

In April 2017, a subsidiary of the Company acquired the remaining 75% of the assets of Pineapple Payments, LLC (“Pineapple”) for $8.4 million. This consideration is inclusive of contingent consideration of $0.7 million. Pineapple is presented in the North America segment. The pro forma impact of this acquisition was not material to the Company’s historical consolidated operating results and is, therefore, not presented. Intangible assets consist of merchant contract portfolios and marketing alliance agreements with useful lives of 7 years and 5 years, respectively.

(d) Zenith Merchant Services

In May 2017, a subsidiary of the Company acquired the remaining 49% membership interest in Zenith Merchant Services, LLC (“Zenith”) for $9.2 million. This consideration is inclusive of contingent consideration of $2.8 million. The transaction resulted in an increase to members’ deficit and reduction to nonredeemable non-controlling interest of $6.8 million and $2.4 million, respectively. Zenith is presented in the North America segment.

2016 Acquisitions

(e) Intelligent Payments Group Limited

In December 2016, the Company completed the acquisition of 100% of the gateway processing business of Intelligent Payments Group Limited (“IPG”) for £2.5 million ($3.2 million). This consideration is inclusive of an estimated earn out of £0.5 million ($0.6 million). The acquisition of IPG gives the Company the opportunity to significantly reduce third-party processing costs by leveraging existing technologies developed by IPG as well as offering a new product for the European teams to sell to existing and potential merchants. IPG is presented in the Europe segment. The pro forma impact of this acquisition was not material to the Company’s historical consolidated operating results and is, therefore, not presented.

(f) REVO CZ

In February 2016, the Company’s majority owned subsidiary Centum Elektronicznych Uslug Platniczych eService Sp. z o.o. (“eService”) completed the acquisition of Raiffeisenbank S.A.’s (“Raiffeisenbank”) Czech merchant acquiring assets and business (“REVO CZ”) for cash consideration of CZK 203.9 million ($8.2 million). In addition, eService and Raiffeisenbank entered into a ten-year strategic marketing agreement with a five-year renewal option pursuant to which Raiffeisenbank exclusively refers bank customers to eService for merchant acquiring services. Goodwill relating to the acquisition of REVO CZ is $1.4 million and presented in the Europe segment. The pro forma impact of this acquisition was not material to the Company’s historical consolidated operating results and is, therefore, not presented.